Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss
Summary of financial assets at fair value through profit or loss

	At 30 June	At 31 Dec
	2020	2019
	£m	£m

Trading assets	246	290

Other financial assets at fair value through profit or loss:
Loans and advances to customers	1,934	1,782
Debt securities	—	47
Equity shares	206	165
	2,140	1,994
Total financial assets at fair value through profit or loss	2,386	2,284